Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 9,413	$ 10,643	$ 9,693	$ 8,553	$ 7,940	$ 11,123
Interest-bearing deposits with financial institutions		58,302	75,267	76,630
Total	[2]	$ 67,715	$ 85,910	$ 86,323

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).
[2]	Net of allowances of $3 (April 30, 2022 – $2; October 31, 2021 – $1).